The Company’s disaggregated revenues consist of the following for the years ended December 31, (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 1,827,000	$ 1,095,000	$ 4,018,000	$ 4,308,000
Goods	1,827,000	1,095,000	4,018,000	4,308,000
Transferred at Point in Time [Member]
Revenue	1,827,000	1,095,000	4,018,000	4,308,000
Supplies [Member]
Goods	1,645,000	1,095,000	3,757,000	4,308,000
E V Chargers [Member]
Goods	182,000		261,000
T U R N O N G R E E N I N C [Member]
Revenues					$ 5,346,000	$ 5,416,000
Goods					5,346,000	5,416,000
T U R N O N G R E E N I N C [Member] | Transferred at Point in Time [Member]
Revenue					5,346,000	5,416,000
T U R N O N G R E E N I N C [Member] | Supplies [Member]
Goods					5,328,000	5,416,000
T U R N O N G R E E N I N C [Member] | E V Chargers [Member]
Goods					18,000
North America [Member]
Revenues	1,593,000	967,000	3,427,000	3,463,000
North America [Member] | T U R N O N G R E E N I N C [Member]
Revenues					4,684,000	4,482,000
Europe [Member]
Revenues	32,000	1,000	79,000	416,000
Europe [Member] | T U R N O N G R E E N I N C [Member]
Revenues					359,000	611,000
Other [Member]
Revenues	$ 202,000	$ 127,000	$ 512,000	$ 429,000
Other [Member] | T U R N O N G R E E N I N C [Member]
Revenues					$ 303,000	$ 323,000